Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The annual grant of stock-based awards to our executive officers is generally made in the first quarter of the fiscal year and on the date of the first regularly scheduled Committee meeting (typically October or November) subject to any change in the discretion of the Committee. In addition to annual awards, other grants may be awarded at other times to attract new hires, for retention purposes or as may be deemed necessary in other special circumstances. In addition, the Committee has delegated to the CEO the authority to approve grants to employees other than executive officers, subject to established grant limits. For any such quarterly off-cycle grants, the grant date is the first business day of the Company’s open trading window in February, May or August. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	The annual grant of stock-based awards to our executive officers is generally made in the first quarter of the fiscal year and on the date of the first regularly scheduled Committee meeting (typically October or November) subject to any change in the discretion of the Committee. In addition to annual awards, other grants may be awarded at other times to attract new hires, for retention purposes or as may be deemed necessary in other special circumstances. In addition, the Committee has delegated to the CEO the authority to approve grants to employees other than executive officers, subject to established grant limits. For any such quarterly off-cycle grants, the grant date is the first business day of the Company’s open trading window in February, May or August.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false